SCHEDULE OF SEGMENT REPORTING (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Segment Reporting Information [Line Items]
Revenue	$ 3,259,037	$ 4,023,993
Cost of revenues	(2,374,817)	(3,411,389)
Marketing expenses	(957,337)	(207,023)
General and administrative expenses	(4,141,758)	(3,378,763)
Other expenses, net	(229,644)	(365,291)
Loss before income taxes	(4,444,519)	(3,338,473)
Provision for income taxes
Net loss	(4,444,519)	(3,338,473)
Current assets	9,096,228		$ 4,764,543
Total non-current assets	4,150,958		2,418,115
Total assets	13,247,186		7,182,658
Current liabilities	(5,373,276)		(5,697,790)
Non-current liabilities	(198,907)		(204,950)
Total liabilities	(5,572,183)		(5,902,740)
Net assets	7,675,003	1,012,527	1,279,918	$ 4,193,023
Marketing Service [Member]
Segment Reporting Information [Line Items]
Revenue	3,259,037	3,895,582
Cost of revenues	(2,374,817)	(2,858,033)
Marketing expenses	(87,390)	(82,601)
General and administrative expenses	(985,957)	(1,052,595)
Other expenses, net	(57,418)	(83,814)
Loss before income taxes	(246,545)	(181,461)
Provision for income taxes
Net loss	(246,545)	(181,461)
Current assets	2,726,284		2,531,282
Total non-current assets	2,438,834		2,300,609
Total assets	5,165,118		4,831,891
Current liabilities	(3,018,708)		(3,367,033)
Non-current liabilities	(198,907)		(204,950)
Total liabilities	(3,217,615)		(3,571,983)
Net assets	1,947,503		1,259,908
Social commerce [Member]
Segment Reporting Information [Line Items]
Revenue		128,411
Cost of revenues		(553,356)
Marketing expenses
General and administrative expenses
Other expenses, net
Loss before income taxes		(424,945)
Provision for income taxes
Net loss		(424,945)
Current assets
Total non-current assets
Total assets
Current liabilities
Non-current liabilities
Total liabilities
Net assets
Other [Member]
Segment Reporting Information [Line Items]
Revenue
Cost of revenues
Marketing expenses	(869,947)	(124,422)
General and administrative expenses	(3,155,801)	(2,326,168)
Other expenses, net	(172,226)	(281,477)
Loss before income taxes	(4,197,974)	(2,732,067)
Provision for income taxes
Net loss	(4,197,974)	$ (2,732,067)
Current assets	6,369,944		2,233,261
Total non-current assets	1,712,124		117,506
Total assets	8,082,068		2,350,767
Current liabilities	(2,354,568)		(2,330,757)
Non-current liabilities
Total liabilities	(2,354,568)		(2,330,757)
Net assets	$ 5,727,500		$ 20,010